UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 05989)

Exact name of registrant as specified in charter: Putnam Utilities Growth and Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments:

Putnam Utilities Growth and Income Fund

The fund's portfolio
7/31/06 (Unaudited)

COMMON STOCKS (98.2%)(a)

	Shares	Value

Cable Television (0.6%)
Comcast Corp. Class A (Special) (NON) (S)	102,217	$3,503,999

Coal (0.8%)
Peabody Energy Corp.	91,900	4,585,810

Electric Utilities (65.3%)
Alliant Energy Corp. (S)	215,968	7,813,722
Chubu Electric Power, Inc. (Japan)	210,600	5,116,833
CLP Holdings, Ltd. (Hong Kong)	384,500	2,280,974
CMS Energy Corp. (NON)	377,229	5,284,978
Constellation Energy Group, Inc.	182,795	10,585,658
Dominion Resources, Inc.	336,151	26,381,130
DPL, Inc. (S)	276,451	7,674,280
Duke Energy Corp.	428,271	12,985,177
Edison International	428,254	17,721,151
Electric Power Development Co. (Japan)	88,700	3,317,916
Enel SpA (Italy)	1,050,552	9,262,885
Energy East Corp.	73,865	1,797,135
Entergy Corp.	293,581	22,635,095
Exelon Corp. (S)	714,832	41,388,772
FirstEnergy Corp.	325,256	18,214,336
FPL Group, Inc. (S)	374,196	16,142,815
Great Plains Energy, Inc.	85,410	2,505,075
Hera SpA (Italy)	643,025	2,129,197
Hong Kong Electric Holdings, Ltd. (Hong Kong)	265,500	1,264,123
Iberdrola SA (Spain)	428,596	15,203,500
Northeast Utilities	219,763	4,922,691
NSTAR	71,589	2,231,429
PG&E Corp. (S)	558,815	23,291,409
PPL Corp. (S)	130,243	4,430,867
Public Service Enterprise Group, Inc.	137,420	9,266,231
RWE AG (Germany)	125,385	10,983,400
Scottish Power PLC (United Kingdom)	1,104,311	12,472,243
Sierra Pacific Resources (NON)	467,725	6,758,626
Southern Co. (The)	281,343	9,503,767
Tohoku Electric Power Co., Inc. (Japan)	90,300	1,901,966
TXU Corp.	399,559	25,663,675
Wisconsin Energy Corp.	283,791	11,975,980
		353,107,036

Investment Banking/Brokerage (0.3%)
Spark Infrastructure Group (Australia)	1,603,696	1,505,025

Natural Gas Utilities (8.7%)
Enbridge, Inc. (Canada) (S)	54,396	1,742,848
Equitable Resources, Inc. (S)	238,903	8,602,897
MDU Resources Group, Inc. (S)	257,175	6,339,364
Osaka Gas Co., Ltd. (Japan)	670,000	2,266,125
Sempra Energy	299,246	14,441,612
Toho Gas Co., Ltd. (Japan)	428,000	1,784,268
Tokyo Gas Co., Ltd. (Japan)	884,000	4,403,776
Williams Cos., Inc. (The)	302,994	7,347,605
		46,928,495

Oil & Gas (1.4%)
Questar Corp.	83,594	7,406,428

Power Producers (2.5%)
AES Corp. (The) (NON)	684,569	13,595,540

Regional Bells (2.6%)
BellSouth Corp.	175,656	6,880,446
Verizon Communications, Inc.	204,324	6,910,238
		13,790,684

Telecommunications (8.8%)
ALLTEL Corp.	26,689	1,472,432
American Tower Corp. Class A (NON)	81,107	2,741,417
CenturyTel, Inc.	47,333	1,825,634
Digi.com Berhad (Malaysia)	727,900	2,428,988
Fastweb (Italy) (NON)	44,854	1,732,464
France Telecom SA (France)	161,916	3,388,319
Koninklijke (Royal) KPN NV (Netherlands)	451,628	5,123,105
Mobistar SA (Belgium)	33,702	2,790,944

Sprint Nextel Corp.	368,240	7,291,152
StarHub, Ltd. (Singapore)	1,491,000	2,043,373
Telenor ASA (Norway)	311,208	3,962,665
Telus Corp. (Canada)	87,851	3,697,516
Vodafone Group PLC (United Kingdom)	3,641,107	7,901,767
Vodafone Group PLC Class B (United Kingdom) (F)(NON)	4,161,266	1,165,238
		47,565,014

Telephone (2.9%)
AT&T, Inc. (S)	347,018	10,407,070
Hellenic Telecommunication Organization (OTE) SA
(Greece)	230,132	5,244,561
		15,651,631

Water Utilities (4.3%)
Aqua America, Inc. (S)	126,392	2,755,346
Pennon Group PLC (United Kingdom)	886,017	8,187,382
Veolia Environnement (France)	224,499	12,180,310
		23,123,038

Total common stocks (cost $415,671,048)		$530,762,700

SHORT-TERM INVESTMENTS (15.2%)(a)

	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from August 1, 2006 to
August 23, 2006 (d)	$78,656,050	$78,628,997
Putnam Prime Money Market Fund (e)	3,399,184	3,399,184

Total short-term investments (cost $82,028,181)		$82,028,181

TOTAL INVESTMENTS

Total investments (cost $497,699,229) (b)		$612,790,881

NOTES

(a) Percentages indicated are based on net assets of $540,488,566.

(b) The aggregate identified cost on a tax basis is $498,828,631, resulting in gross unrealized appreciation and depreciation of $120,407,485 and $6,445,235, respectively, or net unrealized appreciation of $113,962,250.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at July 31, 2006.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At July 31, 2006, the value of securities loaned amounted to $74,593,297. The fund received cash collateral of $78,628,997, which is pooled with collateral of other Putnam funds into 24 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $483,508 for the period ended July 31, 2006. During the period ended July 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $210,024,586 and $223,987,295, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2006: (as a percentage of Portfolio Value)

Belgium	0.5%
Canada	1.0
France	2.9
Germany	2.1
Greece	1.0
Hong Kong	0.7
Italy	2.5
Japan	3.5
Malaysia	0.5
Netherlands	1.0
Norway	0.7
Spain	2.8
United Kingdom	5.6
United States	74.6
Other	0.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Utilities Growth and Income Fund

By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2006